Earnings Per Share/ADS (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
	(in thousands)
Basic earnings per share:
Numerator:
Net income attributable to ordinary shareholders	2,148,566	1,807,176	1,880,087	264,805
Denominator:
Weighted average ordinary shares outstanding	499,861,764	499,160,564	489,952,172	489,952,172
Basic earnings per share	4.30	3.62	3.84	0.54
Diluted earnings per share:
Numerator:
Net income attributable to ordinary shareholders	2,148,566	1,807,176	1,880,087	264,805
Denominator:
Weighted average ordinary shares outstanding	499,861,764	499,160,564	489,952,172	489,952,172
Dilutive effect of share-based awards	619,776	506,228	1,300,288	1,300,288
Weighted average number of shares outstanding-diluted	500,481,540	499,666,792	491,252,460	491,252,460
Diluted earnings per share	4.29	3.62	3.83	0.54

Earnings per ADS
Net income per ADS – basic (RMB)	17.19	14.48	15.35	2.16
Net income per ADS – diluted (RMB)	17.17	14.47	15.31	2.16